Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2023
Revenue Recognition [Abstract]
Schedule of Revenue from Contracts with Customers	The following table presents revenue from contracts with customers, in accordance with ASC Topic 606, by major source and geographic region:
	Year Ended December 31,
	2023	2022	2021

Insurance brokerage commissions	$1,169,306	$455,394	$542,795
Securities brokerage commissions	2,732,846	3,412,644	3,188,684
Market making commissions and fees	3,121,661	781,878	4,324,650
Sale of NFTs	-	438,041	-
Cryptocurrency mining	-	-	1,726,249
Total revenue from contracts with customers	$7,023,813	$5,087,957	$9,782,378

Hong Kong	3,902,152	3,868,038	5,457,728
Cayman Islands	3,121,661	1,219,919	4,324,650
	$7,023,813	$5,087,957	$9,782,378

Schedule of Trading Gains (losses) Breakdown	The following table represents trading gains (losses) breakdown:
	Year ended December 31,
	2023	2022	2021

CFD trading gains/(losses)	$16,204,480	$(7,476,190)	$4,374,807
TRS trading gains/(losses)	(5,076,247)	(3,913,422)	10,523,974
OTC stock option trading gains/(losses)	(798,725)	937,109	(199,624)
Other trading gains/(losses)	149,996	(1,015,466)	(1,320,011)
Total	$10,479,504	$(11,467,969)	$13,379,146
	Year ended December 31,
Line Item in Consolidated Statements of Operations and Comprehensive Income (Loss)	2023	2022	2021
Trading gains (losses)	$10,479,504	$(11,467,969)	$13,379,146

Schedule of Consolidated Statements of Operations and Comprehensive Income (loss)	The following table represents the effect of trading activities on the consolidated statements of operations and comprehensive income (loss):
	Year ended December 31,
Type of Instrument	2023	2022	2021
Foreign Currency	$-	$(310)	$1,454
Stock Indices	18,663,955	(7,175,826)	4,879,459
Commodities	(2,459,475)	(300,054)	(506,106)
Equity	(5,724,976)	(3,991,779)	9,004,339
	$10,479,504	$(11,467,969)	$13,379,146